CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
Concentrations
NOTE F - CONCENTRATIONS

The Company places its cash investments in high quality financial institutions which at December 31, 2013 exceed the Federal Insurance Deposit Corporation $250,000 limit. At December 31, 2013, the Company invested $17,035,000 in a money market fund.